Schedule of Investments (unaudited)	iShares® New York Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations
New York — 98.4%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,485	$2,468,974
Series A, 5.00%, 11/01/23	200	201,348
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	962,189
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	503,618
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	100,686
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,075,384
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,103,648
Series B, 5.00%, 11/01/39 (Call 11/01/29)	715	785,763
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,094,236
Series D-2, VRDN,3.50%, 11/01/38 (Put 06/07/23)(a)	6,000	6,000,000
Buffalo Municipal Water Finance Authority RB
4.00%, 07/01/51 (Call 07/01/29) (AGM)	1,675	1,601,588
5.00%, 07/01/48 (Call 07/01/26) (AGM)	1,750	1,795,417
City of Albany NY GOL, 4.00%, 03/15/31 (Call 03/15/30)	1,940	2,053,593
City of New York NY GO
3.00%, 08/01/50 (Call 08/01/31)	750	576,898
4.00%, 08/01/39 (Call 08/01/30)	2,500	2,503,396
5.00%, 04/01/28	1,750	1,906,323
5.00%, 10/01/31	1,000	1,147,808
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,521,739
Series 1, 5.00%, 08/01/23	250	250,627
Series 2015-A, 5.00%, 08/01/23	400	401,003
Series A, 5.00%, 08/01/25	200	207,298
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	259,814
Series A, 5.00%, 08/01/27	1,255	1,351,719
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,265	1,373,581
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,097,734
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	894,186
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	527,715
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	523,411
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	856,423
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	353,288
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,001,427
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	600,176
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	261,510
Series C, 5.00%, 08/01/23	500	501,254
Series C, 5.00%, 08/01/26	1,000	1,057,595
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,377,230
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	523,140
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	693,813
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	256,590
Series C-1, 5.00%, 08/01/27	500	538,534
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	544,002
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	989,858
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,417,136
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,209,345
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	450	510,120
Series E, 5.00%, 08/01/23	740	741,856
Series E, 5.00%, 08/01/24	470	479,445
Series E, 5.00%, 08/01/25	230	238,393
Series E, 5.00%, 08/01/26	500	528,797
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	395,894
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	514,315
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	527,165
Series F-3, 5.00%, 12/01/25	500	521,583
Series I, 5.00%, 08/01/23 (Call 07/03/23)	1,000	1,001,225
Series J, 5.00%, 08/01/23	1,000	1,002,509
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,118,946

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/28 (Call 08/01/24)	$1,000	$1,017,797
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	534,283
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,012,890
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,679,435
City of Rochester NY GOL, 5.00%, 08/01/31 (Call 08/01/30)	1,000	1,134,934
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	311,173
Series C, 5.00%, 10/01/23 (BAM)	335	336,560
County of Albany NY GOL, 4.00%, 04/01/29 (Call 04/01/26)	125	129,157
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,259,992
5.00%, 06/01/24	1,890	1,921,283
5.00%, 06/01/24 (AGM)	565	574,463
Series B, 5.00%, 06/01/26 (AGM)	250	264,578
County of Nassau NY GOL
4.00%, 04/01/53 (Call 04/01/33)	2,000	1,929,316
5.00%, 04/01/37 (Call 04/01/32)	2,000	2,266,134
Series B, 5.00%, 10/01/24	1,000	1,022,997
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,105,060
Series B, 5.00%, 04/01/43 (Call 04/01/24)	500	500,137
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,071,567
Series C, 5.00%, 10/01/27	975	1,062,333
County of Onondaga NY GOL, 3.00%, 08/15/33 (Call 08/15/29)	100	96,479
County of Rockland NY GOL, 5.00%, 06/15/23	500	500,270
County of Suffolk NY GOL
4.00%, 10/15/28 (Call 10/15/27) (BAM)	1,000	1,030,671
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,604,584
County of Westchester NY GOL
4.00%, 12/15/35 (Call 12/15/30)	1,000	1,072,261
5.00%, 12/15/23	150	151,353
5.00%, 12/15/26	1,000	1,069,632
5.00%, 10/15/28	2,000	2,229,881
Series A, 5.00%, 01/01/24	365	368,567
Series A, 5.00%, 12/01/24	1,000	1,026,980
Series A, 5.00%, 10/15/28	1,000	1,114,941
Series B, 5.00%, 11/15/24	125	128,261
Dutchess County Local Development Corp. RB
5.00%, 07/01/42 (Call 07/01/27)	750	782,851
5.00%, 07/01/52 (Call 07/01/32)	1,000	1,038,710
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	476,368
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	138,902
Series D, 5.00%, 09/01/39 (Call 09/01/27)	1,360	1,451,075
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/26 (SAW)	350	370,435
5.00%, 05/01/27 (SAW)	500	540,856
5.00%, 05/01/29 (SAW)	1,000	1,130,252
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	1,745	1,729,923
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,061,331
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,736,101
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	1,959,418
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,200	1,173,242
Series A, 5.00%, 02/15/25	200	206,421
Series A, 5.00%, 02/15/26	1,745	1,835,990
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	424,463
Series A, 5.00%, 02/15/31 (Call 02/15/27)	555	588,828
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	529,709

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/35 (Call 02/15/27)	$1,400	$1,478,745
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,795	2,934,444
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	524,051
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	209,360
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	208,420
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	675,112
Long Island Power Authority RB
4.00%, 09/01/38 (Call 09/01/31)	1,000	998,183
5.00%, 09/01/24	1,310	1,338,057
5.00%, 09/01/25	1,125	1,170,863
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,511,627
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,614,737
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,276,982
5.00%, 09/01/38 (Call 09/01/28)	250	269,072
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,029,580
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	1,746,308
Series A, 4.00%, 09/01/32 (Call 09/01/31)	895	977,815
Series A, 5.00%, 09/01/30	530	610,076
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	253,454
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,499,733
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,020,717
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	520,076
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	759,710
Series B, VRDN,1.50%, 09/01/51 (Put 09/01/26)(a)	80	73,700
Series B, VRDN,1.65%, 09/01/49 (Call 03/01/24)(a)	600	581,936
Metropolitan Transportation Authority RB
4.00%, 11/15/48 (Call 05/15/31)	1,500	1,368,051
5.00%, 11/15/40 (Call 05/15/25)	2,685	2,704,656
Series A, 0.00%, 11/15/30(b)	850	645,370
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	788,636
Series A, 5.00%, 11/15/44 (Call 05/15/32)	1,000	1,088,007
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,057,772
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,394,840
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	322,730
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	896,506
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,339,736
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	350,124
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,003,030
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	201,577
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	518,829
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	341,548
Series B, 5.00%, 11/15/24	500	508,345
Series B, 5.00%, 11/15/25	250	256,956
Series B, 5.00%, 11/15/26	750	780,200
Series B, 5.00%, 11/15/28	1,005	1,067,057
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	400,339
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,020,600
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,064,575
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,076,716
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	651,116
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	521,107
Series C, 5.00%, 11/15/42 (Call 05/15/24)	1,200	1,200,024
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	1,961,080
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	492,832
Series C-1, 5.00%, 11/15/25	200	205,565
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	357,477
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,266,094
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,031,545
Series C-2, 0.00%, 11/15/27(b)	1,000	840,654
Series C-2, 0.00%, 11/15/29(b)	1,000	776,281

Security	Par (000)	Value

New York (continued)
Series C-2, 0.00%, 11/15/39(b)	$245	$110,190
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,173,224
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	516,855
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	244,209
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	902,786
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	903,664
Series E, 4.00%, 11/15/38 (Call 11/15/23)	55	53,149
Series E, 4.00%, 11/15/45 (Call 11/15/30)	430	397,676
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	524,401
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	942,440
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,500,285
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,000,049
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,099,358
Series A, 4.00%, 11/15/33 (Call 05/15/31)	2,070	2,268,348
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	156,423
Series A, 5.00%, 11/15/24	1,000	1,025,802
Series A, 5.00%, 11/15/29	500	574,594
Series A, 5.00%, 11/15/31 (Call 05/15/31)	525	616,455
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	356,437
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	628,014
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	1,849,971
Series A, 5.00%, 10/01/24	100	102,365
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	563,424
New York City Municipal Water Finance Authority RB
5.00%, 06/15/25	225	233,339
5.00%, 06/15/47 (Call 12/15/32)	5,300	5,765,627
Series AA, 4.00%, 06/15/24	420	423,169
Series AA, 5.00%, 06/15/24	250	254,413
Series BB, 4.00%, 06/15/47 (Call 12/15/23)	400	392,215
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	3,400	2,707,260
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	658,444
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,151,962
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	538,857
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	370,202
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	330,180
Series CC-2, 5.00%, 06/15/25	805	834,833
Series DD, 5.00%, 06/15/34 (Call 06/15/24)	1,205	1,205,658
Series DD, 5.00%, 06/15/35 (Call 06/15/24)	505	505,276
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,621,644
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,554,338
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	486,586
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	503,340
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	523,468
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	499,368
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	1,305	1,319,196
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	320,351
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	513,945
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,482,324
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,064,808
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	1,000	973,171
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	1,430	1,417,465
4.00%, 07/15/44 (Call 07/15/25) (SAW)	200	195,935
5.00%, 07/15/30 (SAW)	195	223,440

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	$685	$696,989
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	578,144
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	513,683
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	501,840
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	370,217
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	550,876
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	550,876
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 02/01/51 (Call 02/01/33)	2,000	1,934,112
5.00%, 11/01/23	325	327,191
5.00%, 11/01/24	2,400	2,459,723
5.00%, 05/01/32 (Call 05/01/26)	500	526,330
5.00%, 11/01/32 (Call 05/01/27)	1,500	1,613,540
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,225,704
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,107,246
5.00%, 11/01/38 (Call 05/01/31)	1,250	1,381,396
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,037,382
5.25%, 11/01/37 (Call 11/01/32)	375	431,748
5.50%, 11/01/45 (Call 11/01/32)	850	970,780
Series A-1, 5.00%, 08/01/24	500	510,048
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	345,544
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	330,225
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,029,306
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,082,410
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	350,921
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	400,806
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,075,974
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	3,400	3,357,978
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	986,231
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,205,439
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	196,032
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	522,031
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	508,039
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	208,955
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	899,331
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,168,490
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,081,272
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,219,240
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,051,575
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,535	1,698,813
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,517,879
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	796,620
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,059,659
Series C, 5.00%, 11/01/24	950	973,640
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,290,799
Series C, 5.00%, 11/01/26	115	122,497
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	938,803
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	475,360
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	521,794
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,076,602
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,006,827
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,590	2,559,088
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,069,064
Series C-4, VRDN,4.10%, 11/01/36 (Put 05/31/23)(a)	7,000	7,000,000
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	785,884
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	523,140
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,603,047
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	961,863
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	212,321

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	$500	$517,312
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,422,355
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,076,087
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,070,573
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,474,591
Series AA, 5.00%, 06/15/27	1,000	1,083,079
Series AA1, VRDN,4.10%, 06/15/50 (Put 05/31/23)(a)	4,000	4,000,000
Series BB, 5.00%, 06/15/46 (Call 06/15/24)	195	195,107
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	509,510
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	257,930
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,009,301
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,015,808
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	506,426
Series DD-1, 5.00%, 06/15/30	1,310	1,506,253
Series EE, 5.00%, 06/15/31	690	807,324
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	533,480
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,135,718
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	255,697
Series A, 0.00%, 11/15/48(b)	500	143,291
New York Liberty Development Corp. RB, 4.00%, 02/15/43
(Call 02/15/30)	500	482,493
New York Power Authority RB
4.00%, 11/15/47 (Call 11/15/31)	500	481,492
5.00%, 11/15/26 (AGM)	500	535,239
5.00%, 11/15/27 (AGM)	500	546,918
5.00%, 11/15/31 (AGM)	1,000	1,178,196
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,464,216
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	958,081
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	757,103
New York State Dormitory Authority RB
3.00%, 07/01/41 (Call 07/01/31)	1,750	1,450,704
3.00%, 07/01/45 (Call 07/01/32)	750	586,118
3.00%, 03/15/51 (Call 03/15/31)	1,780	1,333,363
4.00%, 07/01/41 (Call 07/01/28)	4,000	3,914,856
4.00%, 07/01/42 (Call 07/01/32)	1,000	965,046
4.00%, 07/01/45 (Call 07/01/29)	1,145	1,101,305
4.00%, 03/15/46 (Call 03/15/32)	1,805	1,766,713
4.00%, 07/01/46 (Call 07/01/29)	1,000	952,898
4.00%, 03/15/47 (Call 03/15/32)	2,000	1,949,399
4.00%, 03/15/48 (Call 09/15/30)	2,830	2,747,112
4.00%, 07/01/50 (Call 07/01/30)	2,030	1,978,681
5.00%, 02/15/26	250	261,841
5.00%, 02/15/26 (ETM)	420	441,490
5.00%, 10/01/26 (Call 07/03/23) (AGM)	25	25,028
5.00%, 07/01/28	1,000	1,097,701
5.00%, 03/15/29 (Call 09/15/25)	315	327,960
5.00%, 07/01/30	1,000	1,111,096
5.00%, 02/15/31 (Call 02/15/27)	2,025	2,170,358
5.00%, 03/15/31	2,560	2,932,522
5.00%, 03/15/34 (Call 09/15/26)	1,000	1,055,980
5.00%, 02/15/36 (Call 02/15/27)	500	531,064
5.00%, 07/01/45 (Call 07/01/25)	95	95,895
5.00%, 07/01/45 (PR 07/01/25)	5	5,179
5.00%, 07/01/48 (Call 07/01/28)	285	299,706
5.00%, 07/01/48 (PR 07/01/28)	215	237,288
5.00%, 07/01/50 (Call 07/01/30)	2,500	2,680,426
Series 1, 5.50%, 07/01/40 (AMBAC)	400	469,903
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,026,142

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 07/01/41 (Call 07/01/26)	$500	$489,357
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	488,088
Series A, 4.00%, 07/01/47 (Call 07/01/32)	310	277,313
Series A, 4.00%, 07/01/48 (Call 07/01/31)	500	469,733
Series A, 5.00%, 03/15/24	1,335	1,352,876
Series A, 5.00%, 02/15/26 (PR 02/15/24)	355	358,947
Series A, 5.00%, 07/01/26	1,125	1,187,532
Series A, 5.00%, 10/01/26	255	272,243
Series A, 5.00%, 10/01/27	500	545,213
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	350,611
Series A, 5.00%, 10/01/28	500	557,533
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	985,229
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	723,085
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	412,343
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,030,681
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	344,199
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,582,913
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	528,471
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	327,220
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,136,129
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,107,135
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	513,586
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,201,999
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,667,598
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,118,323
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,085,082
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	517,297
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,070,636
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	367,831
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	257,473
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,026,321
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	504,698
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	110,059
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	253,880
Series A, 5.00%, 10/01/47	300	353,195
Series A, 5.00%, 10/01/48	500	587,915
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	525,093
Series A, 5.00%, 10/01/50	310	365,469
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	788,401
Series A-2, 5.00%, 10/01/46	225	265,187
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	748,284
Series B, 5.00%, 10/01/23	800	804,256
Series B, 5.00%, 10/01/24	190	194,569
Series B, 5.00%, 10/01/25	2,100	2,192,664
Series B, 5.00%, 02/15/27	420	450,905
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	537,352
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,029,080
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	812,218
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	513,702
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,080,566
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	534,117
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	510,951
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,077,643
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,054,089
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	531,834
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	477,384
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	506,019
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,079,432
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	535,054
Series C, 5.50%, 07/01/23 (NPFGC)	65	65,108

Security	Par (000)	Value

New York (continued)
Series D, 4.00%, 02/15/47 (Call 02/15/30)	$2,000	$1,949,504
Series D, 5.00%, 02/15/25	1,400	1,444,310
Series D, 5.00%, 02/15/28	1,000	1,086,557
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	211,493
Series E, 3.00%, 03/15/41 (Call 03/15/32)	2,000	1,655,184
Series E, 4.00%, 03/15/27 (PR 09/15/25)	400	409,334
Series E, 4.00%, 03/15/39 (Call 03/15/32)	1,985	1,991,318
Series E, 5.00%, 02/15/24	1,000	1,012,165
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,040,692
New York State Environmental Facilities Corp. RB
4.00%, 06/15/42 (Call 06/15/32)	1,000	980,449
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,068,572
4.00%, 08/15/46 (Call 02/15/32)	1,000	972,738
4.00%, 06/15/49 (Call 06/15/29)	2,550	2,461,974
5.00%, 06/15/23	2,560	2,561,522
5.00%, 03/15/24	280	283,829
5.00%, 06/15/24	625	636,480
5.00%, 09/15/29	500	568,638
5.00%, 08/15/31	300	352,129
5.00%, 09/15/32	500	595,853
5.00%, 09/15/34 (Call 09/15/32)	500	588,180
5.00%, 06/15/35 (Call 06/15/28)	365	401,896
5.00%, 09/15/37 (Call 09/15/32)	500	570,369
Series A, 5.00%, 06/15/23	460	460,273
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	315,331
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	215,161
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,040,842
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	539,295
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	879,360
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,280,232
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	482,740
Series B, 5.00%, 06/15/24	250	254,592
Series B, 5.00%, 06/15/28	500	553,822
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,073,458
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,368,188
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,051,822
New York State Thruway Authority RB
4.00%, 03/15/52 (Call 03/15/31)	775	747,198
4.00%, 03/15/56 (Call 03/15/31)	3,000	2,863,312
4.13%, 03/15/56 (Call 09/15/32)	2,000	1,942,497
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	552,376
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	104,106
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	509,236
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	609,177
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	2,844,381
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,546,958
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	947,352
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,501,600
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	946,750
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	131,326
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	100,805
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	1,986,077
Series K, 5.00%, 01/01/24	215	217,039
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	477,223
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	256,377
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	348,620
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	508,632
Series L, 5.00%, 01/01/24	500	504,742
Series L, 5.00%, 01/01/25	200	205,475
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	877,251

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series N, 3.00%, 01/01/49 (Call 01/01/30)	$500	$370,595
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,181,670
Series O, 4.00%, 01/01/48 (Call 07/01/31)	1,000	961,349
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	2,500	2,439,992
4.00%, 03/15/49 (Call 09/15/30)	1,000	965,627
5.00%, 03/15/25	350	361,293
5.00%, 03/15/31 (Call 09/15/30)	575	658,719
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,195,517
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,068,579
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,002,707
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	995,799
Series A, 5.00%, 03/15/25	1,295	1,336,783
Series A, 5.00%, 03/15/27 (PR 03/15/26)	155	162,795
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	777,829
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	419,745
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	535,707
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	361,037
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	208,459
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,166,135
Series A-1, 5.00%, 03/15/28 (Call 06/21/23)	520	520,626
Series A-1, 5.00%, 03/15/43 (Call 03/15/24)	240	240,161
Series C, 5.00%, 03/15/31 (Call 03/15/24)	655	656,119
Series C-1, 5.00%, 03/15/27.	285	305,399
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	531,918
Series E, 3.00%, 03/15/40 (Call 03/15/30)	500	415,451
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,025,918
Series E, 5.00%, 03/15/28 (Call 03/15/24)	1,325	1,326,595
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	480,972
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,095,250
5.00%, 12/01/40 (Call 12/01/29)	500	545,851
5.00%, 12/01/43 (Call 12/01/29)	500	542,334
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	798,224
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	250	266,401
4.00%, 12/15/40 (Call 06/15/24)	400	399,780
4.00%, 06/15/44 (Call 06/15/24)	250	245,972
4.00%, 09/01/45 (Call 09/01/29)	1,000	979,952
5.00%, 07/15/24	125	127,326
5.00%, 07/15/25	750	778,760
5.00%, 07/15/29	520	587,335
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,122,449
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,125,327
5.00%, 07/15/33 (Call 07/15/30)	500	569,145
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,120,619
5.00%, 09/01/34 (Call 09/01/24)	250	254,187
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	740,701
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	405,965
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,039,401
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,038,010
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	514,286
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,021,829
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	516,829
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	517,033
Series 205, 5.00%, 11/15/25.	1,000	1,045,390
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	545,820
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	555	538,262
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,445,369

Security	Par (000)	Value

New York (continued)
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	$1,500	$1,410,928
Series 230, 4.00%, 12/01/30	1,500	1,624,176
Series 5, 5.38%, 03/01/28	365	384,414
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/23	300	301,755
Series A, 5.00%, 10/15/24	1,890	1,934,466
Series A, 5.00%, 10/15/26 (PR 10/15/24)	1,120	1,146,350
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,326,462
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,606,937
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,473,879
Series A, 5.00%, 10/15/31 (PR 10/15/24)	1,385	1,417,585
State of New York GO
5.00%, 03/15/24	280	283,763
Series A, 5.00%, 03/01/24	810	820,374
Series A, 5.00%, 02/15/25	1,000	1,030,926
Series A, 5.00%, 03/15/27	500	538,761
Series A, 5.00%, 03/15/31	500	583,757
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,025,558
5.00%, 06/01/24	275	279,606
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	500,703
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,496,193
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	15,252
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	488,791
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	515,641
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	542,283
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	140,973
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,395,019
4.00%, 03/15/28 (Call 03/15/24)	250	252,399
5.00%, 05/01/27 (Call 05/01/25)	600	620,600
Town of Hempstead NY GOL, 5.00%, 06/15/28	1,000	1,109,135
Town of Oyster Bay NY GOL
3.00%, 02/01/25 (AGM)	1,370	1,352,659
4.00%, 03/01/26	1,095	1,122,110
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,719,529
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/51 (Call 05/15/32)	1,000	946,432
5.00%, 11/15/29	1,000	1,130,722
5.00%, 11/15/30	1,000	1,149,236
5.00%, 11/15/34 (Call 05/15/27)	225	240,457
5.00%, 11/15/43 (Call 05/15/29)	665	707,135
5.00%, 05/15/52	250	283,501
Series A, 0.00%, 11/15/30(b)	445	339,108
Series A, 0.00%, 11/15/32(b)	200	139,361
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	1,966,926
Series A, 5.00%, 11/15/23	245	246,687
Series A, 5.00%, 11/15/24	1,355	1,387,438
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	255,118
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	529,851
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,399,899
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	667,544
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	528,568
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	886,786
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(a)	190	186,127
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(a)	190	172,473
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/28)(a)	835	757,586
Series B, 0.00%, 11/15/32(b)	700	492,767
Series B, 5.00%, 11/15/24	250	255,985

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/31 (Call 05/15/27)	$1,000	$1,070,755
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	346,253
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	1,781,742
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	263,829
Series C-1, 5.00%, 11/15/25	1,000	1,042,982
Series C-1, 5.00%, 11/15/26	1,000	1,064,713
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	1,000	1,072,419
Trust for Cultural Resources of The City of New York (The)
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,110,674
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	543,435
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	540,361
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	132,439
Utility Debt Securitization Authority RB
5.00%, 06/15/27 (Call 06/15/25)	1,000	1,036,859
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,118,029
5.00%, 12/15/33 (Call 12/15/25)	400	418,277
5.00%, 12/15/33 (Call 12/15/31)	1,500	1,766,569
5.00%, 12/15/34 (Call 12/15/32)	1,000	1,189,599
5.00%, 12/15/35 (Call 12/15/25)	600	625,031
5.00%, 12/15/36 (Call 12/15/25)	150	155,813
5.00%, 12/15/37 (Call 12/15/25)	750	776,293
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,293,346
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,613,517
5.00%, 12/15/41 (Call 12/15/27)	2,030	2,178,811
Series A, 5.00%, 12/15/35 (Call 06/15/26)	1,195	1,258,941
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,261,210
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	756,806

Security	Par/ Shares (000)	Value

New York (continued)
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	$1,000	$1,008,117
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,002,231
Western Nassau County Water Authority RB, Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,201,307
		543,349,738
Total Long-Term Investments — 98.4%
(Cost: $569,411,261)		543,349,738

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.32%(c)(d)	4,549	4,548,573

Total Short-Term Securities — 0.8%
(Cost: $4,548,572)		4,548,573

Total Investments — 99.2%
(Cost: $573,959,833)		547,898,311

Other Assets Less Liabilities — 0.8%		4,519,899

Net Assets — 100.0%		$552,418,210

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$14,231,522	$—	$(9,682,949	)(a)	$—	$—	$4,548,573	4,549	$44,759	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$543,349,738	$—	$543,349,738
Short-Term Securities
Money Market Funds	4,548,573	—	—	4,548,573
	$4,548,573	$543,349,738	$—	$547,898,311

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation
GOL	General Obligation Limited